Segmented information - Reconciliation of Fund Flows from Operations to Net Earnings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segmented information
Fund flows from operations	$ 919,862	$ 502,065
Equity based compensation	(41,565)	(42,906)
Unrealized loss on derivative instruments	(181,094)	(100,955)
Unrealized foreign exchange (loss) gain	(64,963)	49,012
Accretion	(43,552)	(35,318)
Depletion and depreciation	(571,688)	(580,461)
Deferred tax (expense) recovery	(187,343)	374,313
Gain on business combinations	17,198
Impairment reversal (expense)	(1,302,619)	(1,682,344)
Unrealized other expense	(778)	(833)
Net earnings (loss)	$ 1,148,696	$ (1,517,427)